Subsequent Events - Repurchase of common stock (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Subsequent Events
Share price		$ 9.2		$ 9.2
Angel Studios, Inc. CIK: 0001671941
Subsequent Events
Shares repurchase value		$ 107,073	$ 427,217
Angel Studios, Inc. CIK: 0001671941 | Subsequent Event | Class C Common Stock
Subsequent Events
Repurchase of Common Stock (in shares)	141,004
Shares repurchase value	$ 2,000,000
Share price	$ 14.18